Asset retirement obligations: (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Assumed ARO liability from the acquisition of assets
Asset retirement obligations at the beginning of the period	$ 1,916,276
Activity during the period :
Accretion of discount	80,931	339,954
Asset retirement obligations at the end of the period	$ 1,997,207	$ 1,916,276